Expected credit loss measurement - ECL for the period (Narrative) (Detail 1) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Provision Matrix [Line Items]
Credit loss expense / (recovery)	[1]	$ 118	$ 131	$ 38
Description of the variety of factors that impact loss allowance recognition in the period		The ECL allowances and provisions recognized in the period are impacted by a variety of factors, such as: origination of new instruments during the period; effect of passage of time as the ECL on an instrument for the remaining lifetime reduces (all other factors remaining the same); credit impairment: increased ECL as default is certain and PD increases to 100%; discount unwind within ECL as it is measured on a present value basis; derecognition of instruments in the period; change in individual asset quality of instruments; portfolio effect of updating forward-looking scenarios and the respective weights; movements from a “maximum 12-month ECL” to the recognition of “lifetime ECL” (and vice versa) following transfers between the stages 1, 2 and 3 (SICR or credit-impairment status); changes in credit risk and / or economic forecasting models or updates to model parameters; foreign exchange translations for assets denominated in foreign currencies and other movements.
Personal & Corporate Banking
Disclosure Of Provision Matrix [Line Items]
Credit loss expense / (recovery)	[1]	$ 56	20	6
Investment Bank
Disclosure Of Provision Matrix [Line Items]
Credit loss expense / (recovery)	[1]	38	92	11
Positions that are not credit impaired
Disclosure Of Provision Matrix [Line Items]
Credit loss expense / (recovery)		23
Credit-impaired positions
Disclosure Of Provision Matrix [Line Items]
Credit loss expense / (recovery)		95
Credit-impaired positions | Personal & Corporate Banking
Disclosure Of Provision Matrix [Line Items]
Credit loss expense / (recovery)		56
Credit-impaired positions | Investment Bank
Disclosure Of Provision Matrix [Line Items]
Credit loss expense / (recovery)		29
UBS AG
Disclosure Of Provision Matrix [Line Items]
Credit loss expense / (recovery)	[1]	$ 117	131	38
Description of the variety of factors that impact loss allowance recognition in the period		The ECL allowances and provisions recognized in the period are impacted by a variety of factors, such as: origination of new instruments during the period; effect of passage of time as the ECL on an instrument for the remaining lifetime reduces (all other factors remaining the same); credit impairment: increased ECL as default is certain and PD increases to 100%; discount unwind within ECL as it is measured on a present value basis; derecognition of instruments in the period; change in individual asset quality of instruments; portfolio effect of updating forward-looking scenarios and the respective weights; movements from a “maximum 12-month ECL” to the recognition of “lifetime ECL” (and vice versa) following transfers between the stages 1, 2 and 3 (SICR or credit-impairment status); changes in credit risk and / or economic forecasting models or updates to model parameters; foreign exchange translations for assets denominated in foreign currencies and other movements.
UBS AG | Personal & Corporate Banking
Disclosure Of Provision Matrix [Line Items]
Credit loss expense / (recovery)	[1]	$ 56	20	6
UBS AG | Investment Bank
Disclosure Of Provision Matrix [Line Items]
Credit loss expense / (recovery)	[1]	38	$ 92	$ 11
UBS AG | Positions that are not credit impaired
Disclosure Of Provision Matrix [Line Items]
Credit loss expense / (recovery)		23
UBS AG | Credit-impaired positions
Disclosure Of Provision Matrix [Line Items]
Credit loss expense / (recovery)		95
UBS AG | Credit-impaired positions | Personal & Corporate Banking
Disclosure Of Provision Matrix [Line Items]
Credit loss expense / (recovery)		56
UBS AG | Credit-impaired positions | Investment Bank
Disclosure Of Provision Matrix [Line Items]
Credit loss expense / (recovery)		$ 29

[1]	Prior-period information may not be comparable as a result of the adoption of IFRS 9 and IFRS 15, both effective 1 January 2018. Refer to Note 1b and c for more information on these changes